DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Components of long-term debt (including related parties)

(in thousands of $)	2013	2012
Total long-term debt due to third parties	667,028	504,906
Total long-term debt due to related parties	50,000	—
Total long-term debt (including related parties)	717,028	504,906
Less: current portion of long-term debt due to third parties and related parties	(30,784)	(14,400)
Long-term debt (including related parties)	686,244	490,506

Future repayments of outstanding debt (including related parties)
The outstanding debt as of December 31, 2013 is repayable as follows:

Year ending December 31,
(in thousands of $)
2014	30,784
2015	161,993
2016	25,763
2017	94,563
2018	284,395
2019 and thereafter	119,530
Total	717,028

Components of debt
At December 31, 2013 and 2012, our debt was as follows:

(in thousands of $)	2013	2012	Maturity date
World Shipholding revolving credit facility (a related party)	50,000	—	2015
Golar Maria facility	—	89,525	2014
Golar Arctic facility	91,250	96,250	2015
Golar Viking facility	86,400	90,800	2017
Convertible bonds	233,020	228,331	2017
$1.125 billion facility:
- Golar Seal facility	127,935	—	2018/2025*
- Golar Celsius facility	128,423	—	2018/2025*
	717,028	504,906

Schedule of tranches [Table Text Block]
The facility is divided into three tranches, with the following general terms:

Tranche	Amount	Proportion of facility	Term of loan from date of drawdown	Repayment terms
K-Sure	$449.0 million	40%	12 years	Six-monthly installments
KEXIM	$450.0 million	40%	12 years	Six-monthly installments
Commercial	$226.0 million	20%	5 years	Six-monthly installments, unpaid balance to be refinanced after 5 years